ANNUAL REPORT O DECEMBER 31, 1999


CITIFUNDS(SM)

Short-Term
U.S. Government
Income Portfolio


--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------
BONDS

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        5
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             6
--------------------------------------------------------------------------------
Financial Highlights                                                           7
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  8
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  12
--------------------------------------------------------------------------------

GOVERNMENT INCOME PORTFOLIO
Portfolio of Investments                                                      13
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           14
--------------------------------------------------------------------------------
Statement of Operations                                                       14
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            15
--------------------------------------------------------------------------------
Financial Highlights                                                          15
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 16
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  20
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   Like the rest of the bond market, the U.S. government securities market had a challenging year in 1999. Faster-than-expected economic growth in the United States, coupled with rapid global economic recovery, contributed to sharply higher interest rates and price erosion for most U.S. bonds. These negative economic influences were accompanied by adverse supply-and-demand factors, in which investors' preference for higher yielding securities such as stocks and corporate bonds offset the positive effects of reduced supply caused by the federal budget surplus.

   Throughout the period, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFundsSM Short-Term U.S. Government Income Portfolio according to its investment objective, which is to generate current income and preserve the value of its shareholders' investment.

   This report reviews the Fund's investment activities and performance for the year ended December 31, 1999, and provides a summary of Citibank' s perspective on and outlook for the short-term U.S. government securities market.

   Thank you for your continued confidence and participation.

Sincerely,



/s/ Philip W. Coolidge

Philip W. Coolidge
President
January 17, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   AFTER SEVERAL YEARS OF FALLING YIELDS AND HIGHER PRICES, THE U.S. GOVERNMENT SECURITIES MARKET DECLINED SHARPLY OVER THE PAST YEAR. While the economic and market conditions that fueled the bond market's previous rise have remained largely intact-including positive economic growth characterized by low inflation-many investors became concerned that inflationary pressures might resurface. In fact, in an attempt to forestall a potential reacceleration of inflation, the Federal Reserve Board (the "Fed") raised interest rates three times during 1999.

   These economic conditions are in stark contrast to the environment that prevailed just before the reporting period began in January 1999. In late 1998, the Fed completed a series of interest rate cuts intended to stimulate global economic growth, which was then threatened by the spread of an international currency and credit crisis, and to help insulate the U.S. economy from the adverse effects of a global economic slow-down. The Fed's strategy was apparently effective because many overseas economies began to recover in 1999 and the U.S. economy continued its strong growth.

   During the global financial crisis, both domestic and foreign investors flocked to the relative safety and high liquidity of U.S. Treasury securities. This surge in demand caused a substantial rally in the prices of U.S. Treasury securities, while prices of higher yielding but out-of-favor corporate bonds, mortgage-backed securities and U.S. government agency securities fell sharply.

   BOND INVESTOR SENTIMENT CHANGED DRAMATICALLY IN EARLY 1999. Rather than worrying about a potential economic slowdown, investors became concerned that U.S. and other economies were growing too strongly. Evidence began to emerge that troubled overseas economies were on their way to recovery, and economic growth in the U.S. was stronger than expected. In turn, these conditions led to fears that long-dormant inflationary pressures might reemerge.

   Because inflation causes bond prices to decline, the U.S. bond market experienced heightened levels of volatility, particularly during the third quarter of 1999. This volatility reflected investor uncertainty over the direction and magnitude of monetary policy changes and their effects on interest rates and bond yields. While no dramatic increase in the inflation rate has yet to materialize, investors became increasingly concerned by extremely low levels of unemployment, robust consumer spending and a weakening U.S. dollar relative to other major currencies.

   IN THIS HIGHLY VOLATILE BOND MARKET, THE YIELD DIFFERENCES BETWEEN U.S. TREASURY SECURITIES AND HIGHER YIELDING BONDS WIDENED SHARPLY, approaching the levels seen after the near-failure of major hedge funds during the summer of 1998. Accordingly, CitiFunds Short-Term U.S. Government Income Portfolio focused on capturing the most attractive yields in the U.S. government securities marketplace. As a result, the Portfolio' s management emphasized U.S. government agency securities and de-emphasized investments in lower-yielding U.S. Treasury securities.

   DURING THE YEAR, THE INVESTMENT TEAM FOUND THE HIGHEST-YIELDING OPPORTUNITIES PRIMARILY IN MORTGAGE-BACKED SECURITIES ISSUED BY U.S. GOVERNMENT AGENCIES such as the Government National Mortgage Association* ("Ginnie

Mae").  The Portfolio's  management also maintained a position in  "off-the-run"
(OTR) U.S. Treasury securities, which are seasoned Treasury securities yielding a higher rate versus their newly issued, similar maturity counterparts. According to management, if the risk premium for owning new issue Treasury securities moderates from prevailing levels, OTR Treasuries may represent solid investment opportunities.

   As part of their investment strategy, management reduced the Fund's average duration (i.e., a measure of sensitivity to changing interest rates) by the end of the period toward the short end of the neutral range. In their view, this duration change should give them the flexibility they need to upgrade the Portfolio opportunistically if and when higher yielding securities become available.

   Looking forward, management expects heightened bond market volatility to continue into 2000. OVER THE LONG TERM, HOWEVER, THEY THINK THERE IS A GOOD CHANCE THAT U.S. TREASURY SECURITIES MAY RALLY AS SUPPLY-AND-DEMAND INFLUENCES RETURN TO A MORE NORMAL BALANCE. Management is particularly optimistic about U.S. Treasury securities because of the federal budget surplus, which may ultimately cause them to perform well.

* The Government National Mortgage Association (GNMA) is an agency of the U.S. Department of Housing and Urban Development. GNMA guarantees, with the full faith and credit of the U.S. Government, full and timely payment of all monthly principal and interest payments on the mortgage-backed, pass-through securities of registered holders.

FUND FACTS

FUND OBJECTIVE

To generate current income and preserve the value of its shareholders' investment.

INVESTMENT ADVISER,
GOVERNMENT INCOME PORTFOLIO
Citibank, N.A.

COMMENCEMENT OF OPERATIONS
September 8, 1986

NET ASSETS AS OF 12/31/99
$31.1 million

DIVIDENDS
Paid monthly, if any

CAPITAL GAINS
Paid semi-annually, if any

BENCHMARKS

o Lipper Short U.S. Government Funds Average
o Lehman Brothers 1-3 Year U.S. Government Index*


* The Lehman Brothers 1-3 Year U.S. Government Index is a broad measure of the performance of short-term government bonds.

FUND PERFORMANCE
TOTAL RETURNS

                                                         ONE    FIVE     TEN
ALL PERIODS ENDED DECEMBER 31, 1999                     YEAR    YEARS*  YEARS*
-------------------------------------------------------------------------------

CitiFunds Short-Term U.S. Government Income Portfolio
  without sales charge                                  2.07%   5.75%   5.98%
Lipper Short U.S. Government Funds Average              2.50%   5.57%   5.66%
Lehman Brothers 1-3 Year U.S. Government Index          2.97%   6.48%   6.56%
CitiFunds Short-Term U.S. Government Income Portfolio
  with a maximum sales charge of 1.50%                  0.54%   5.43%   5.82%

* Average Annual Total Return

30-Day SEC Yield          4.86%



GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made ten years ago would have grown to $17,604, including the maximum sales charge (as of 12/31/99). The graph shows how the Fund compares to its benchmarks over the same period.


[LINE CHART OMITTED]


Date               CitiFunds Short Term             Lipper Short US             Lehman Brothers 1-3 Year
              U.S. Government Income Portfolio  Government Funds Average    U.S. Government Index (unmanaged)
02/10/1997            9850                             10000                            10000
                      9676                             9985                             10011
03/31/1997            9687                             10031                            10063
                      9674                             10061                            10094
                      9516                             10072                            10118
06/30/1997            9832                             10222                            10273
                      10001                            10326                            10381
                      10144                            10447                            10507
09/30/1997            9997                             10464                            10544
                      10076                            10541                            10627
                      10211                            10649                            10745
12/31/1997            10443                            10766                            10649
                      10628                            10887                            10977
                      10749                            10986                            11080
03/31/1998            10810                            11048                            11151
                      10852                            11109                            11226
                      10960                            11211                            11334
06/30/1998            11016                            11275                            11401
                      10970                            11299                            11444
                      11137                            11408                            11542
09/30/1998            11401                            11569                            11700
                      11679                            11704                            11824
                      11789                            11823                            11952
12/31/1998            11852                            11935                            12075
                      12094                            12136                            12258
                      12013                            12064                            12241
03/31/1999            12069                            12033                            12278
                      12049                            11963                            12274
                      12119                            12061                            12386
06/30/1999            12278                            12188                            12501
                      12406                            12314                            12627
                      12565                            12462                            12772
09/30/1999            12648                            12564                            12876
                      12760                            12667                            12996
                      12640                            12569                            12922
12/31/1999            12624                            12549                            12903
                      12766                            12669                            13023
                      12936                            12829                            13160
                      13064                            12951                            13264
                      13110                            12992                            13305
                      13190                            13065                            13386
                      13148                            13049                            13354
                      13293                            13170                            13453
                      13287                            13206                            13482
                      13481                            13335                            13594
                      13535                            13373                            13638
                      13565                            13395                            13668
                      13499                            13357                            13670
                      13542                            13405                            13725
                      13624                            13496                            13810
                      13473                            13384                            13727
                      13315                            13246                            13657
                      13215                            13152                            13605
                      13242                            13128                            13624
                      13240                            13127                            13658
                      13379                            13233                            13781
                      13405                            13264                            13826
                      13334                            13217                            13795
                      13346                            13225                            13826
                      13274                            13172                            13769
                      13310                            13201                            13795
                      13510                            13365                            13983
                      13696                            13556                            14173
                      13767                            13627                            14253
                      13910                            13744                            14381
                      14230                            14015                            14626
                      14302                            14085                            14705
                      14286                            14102                            14763
                      14388                            14204                            14851
                      14461                            14285                            14924
                      14578                            14413                            15048
                      14726                            14551                            15176
                      14838                            14672                            15291
                      14943                            14777                            15420
                      14819                            14709                            15360
                      14757                            14692                            15349
                      14724                            14695                            15364
                      14723                            14712                            15398
                      14814                            14811                            15510
                      14863                            14860                            15571
                      14895                            14900                            15628
                      15023                            15028                            15770
                      15198                            15186                            15949
                      15310                            15304                            16067
                      15286                            15300                            16070
                      15368                            15372                            16147
                      15401                            15412                            16186
                      15354                            15384                            16173
                      15486                            15496                            16305
                      15586                            15587                            16420
                      15685                            15670                            16533
                      15868                            15833                            16713
                      15870                            15839                            16730
                      15971                            15949                            16857
                      16106                            16060                            16982
                      16124                            16096                            17024
                      16220                            16175                            17138
                      16391                            16312                            17303
                      16392                            16323                            17318
                      16445                            16379                            17386
                      16512                            16443                            17469
                      16596                            16527                            17562
                      16663                            16599                            17653
                      16731                            16666                            17736
                      16938                            16836                            17952
                      17163                            17041                            18194
                      17214                            17070                            18282





           CitiFunds Short-Term U.S. Government Income Portfolio

           Lipper Short U.S. Government Funds Average

           Lehman Brothers 1-3 Year U.S. Government Index
           (unmanaged)


The graph includes the initial sales charge of the Fund (no comparable charge exists for the indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower. The maximum sales charge of 1.50% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999
================================================================================
ASSETS:
Investment in Government Income Portfolio, at value (Note 1A)       $31,193,404
Receivable from the Administrator                                        46,067
--------------------------------------------------------------------------------
    Total assets                                                     31,239,471
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        46,714
Payable for shares of beneficial interest repurchased                    42,003
Payable to affiliates--Shareholder Servicing Agents' fees (Note 2B)       6,691
Accrued expenses and other liabilities                                   34,749
--------------------------------------------------------------------------------
    Total liabilities                                                   130,157
--------------------------------------------------------------------------------
NET ASSETS for 3,288,197 shares of beneficial interest outstanding  $31,109,314
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $34,690,092
Accumulated net realized loss                                        (2,794,843)
Unrealized depreciation                                                (814,340)
Undistributed net investment income                                      28,405
--------------------------------------------------------------------------------
    Total                                                           $31,109,314
================================================================================
COMPUTATION OF:
Net Asset Value, per share                                                $9.46
Offering Price per share ($9.46 / 0.985)                                  $9.60*
================================================================================
 * Based upon single purchases of less than $50,000


CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999
================================================================================
INVESTMENT INCOME (Note 1B):
Interest Income from Government Income Portfolio       $2,281,512
Allocated Expenses from Government Income Portfolio      (137,897)
--------------------------------------------------------------------------------
                                                                    $ 2,143,615
EXPENSES:
Administrative fees (Note 2A)                            $ 97,993
Shareholder Servicing Agents fees (Note 2B)                97,993
Distribution fees (Note 3)                                 58,796
Legal fees                                                 35,420
Shareholder reports                                        23,890
Custody and fund accounting fees                           17,980
Transfer agent fees                                        17,250
Audit fees                                                 13,200
Trustee fees                                               10,672
Registration fee                                            2,670
Miscellaneous                                               3,351
--------------------------------------------------------------------------------
    Total expenses                                        379,215
Less aggregate amount waived by Administrator
  and Distributor (Notes 2A and 3)                       (156,789)
Less Expenses Assumed by the Administrator (Note 6)       (46,067)
--------------------------------------------------------------------------------
    Net expenses                                                        176,359
--------------------------------------------------------------------------------
Net investment income                                                 1,967,256
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS FROM
  GOVERNMENT INCOME PORTFOLIO:
Net realized loss                                        (402,148)
Unrealized depreciation of investments                   (717,277)
--------------------------------------------------------------------------------
     Net realized and unrealized loss from
        Government Income Portfolio                                  (1,119,425)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   847,831
================================================================================

See notes to financial statements

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED DECEMBER 31,

                                                  ------------------------------
                                                        1999            1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                  $ 1,967,256   $ 1,448,972
Net realized gain (loss)                                  (402,148)      230,601
Unrealized appreciation (depreciation) of investments     (717,277)       40,666
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations       847,831     1,720,239
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                   (1,953,508)  (1,442,038)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares                         4,736,314    36,423,583
Net asset value of shares issued to shareholders
  from reinvestment of dividends                         1,901,282     1,435,786
Cost of shares repurchased                             (22,456,702) (10,340,734)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from transactions
  in shares of beneficial interest                     (15,819,106)   27,518,635
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                  (16,924,783)   27,796,836
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                     48,034,097    20,237,261
--------------------------------------------------------------------------------
End of period (including undistributed
  net investment income of $28,405 and
  $14,657, respectively)                               $31,109,314   $48,034,097
================================================================================

See notes to financial statements

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                            YEAR ENDED DECEMBER 31,
                                ------------------------------------------------
                                1999      1998       1997      1996      1995
================================================================================
Net Asset Value,
  beginning of period          $9.73      $9.61    $ 9.55    $ 9.78    $ 9.28
--------------------------------------------------------------------------------
Income From Operations:
Net investment income          0.473      0.473     0.504     0.516     0.543
Net realized and
  unrealized gain (loss)      (0.276)     0.121     0.064    (0.232)    0.500
--------------------------------------------------------------------------------
     Total from operations     0.197      0.594     0.568     0.284     1.043
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income         (0.467)    (0.474)   (0.508)   (0.514)   (0.543)
--------------------------------------------------------------------------------
     Total distributions      (0.467)    (0.474)   (0.508)   (0.514)   (0.543)
--------------------------------------------------------------------------------
Net Asset Value,
  end of period                $9.46      $9.73    $ 9.61    $ 9.55    $ 9.78
================================================================================
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of period
 (000's omitted)             $31,109    $48,034   $20,237   $26,744   $35,525
Ratio of expenses to
  average net assets (A)       0.80%      0.80%     0.80%     0.80%     0.80%
Ratio of net investment
  income to average
  net assets                   5.02%      4.98%     5.20%     5.31%     5.38%
Total return                   2.07%      6.33%     6.11%     3.02%    11.48%

Note: If Agents of the Fund for the periods indicated and Agents of Government Income Portfolio for the periods indicated had not voluntarily waived a portion of their fees and assumed Fund expenses, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                   $0.411     $0.413    $0.442    $0.460    $0.499
RATIOS:
Expenses to average
  net assets (A)               1.37%      1.42%     1.43%     1.38%     1.23%
Net investment income to
  average net assets           4.45%      4.36%     4.57%     4.73%     4.95%
================================================================================

(A) Includes the Fund's share of Government Income Portfolio allocated expenses for the periods.

See notes to financial statements

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Short-Term U.S. Government Income Portfolio (the "Fund") is a separate diversified series of CitiFunds Fixed Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end, management investment company. The Fund invests all of its investable assets in Government Income Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (49.0% at December 31, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Administrator and Distributor. For the year ended December 31, 1999, CFBDS, acting as the distributor, received net commissions paid by investors of $1,649 from the sale of fund shares. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citigroup Inc.

  The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

  The significant accounting policies consistently followed by the Fund are as follows:

  A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

  B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

  C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $2,886,806, of which $1,551,556 will expire on December 31, 2002, $329,508 will expire on December 31, 2003, $367,655 will expire on December 31, 2004, $180,274 will expire on December 31, 2005, and $457,813 will expire on December 31, 2007. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized capital gain on investment transactions, if any, to the extent permitted by the Internal
Revenue Code, and thus will reduce the amount of the distributions to shareholders which

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

  D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

  E.  Distributions  Distributions  to shareholders  are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

  F. Other All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on a trade date basis.

2. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of the Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.65% of the Fund's average daily net assets on an annualized basis for the Fund's then current fiscal year.

  A. Administrative Fees Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, may not exceed an annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $97,993, all of which was voluntarily waived for the year ended December 31, 1999. Citibank acts as Sub-Administrator and performs duties and receives compensation from CFBDS from time to time as agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any offi-

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

cer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or directors of the Administrator or its affiliates.

  B. Shareholder Servicing Agents' Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agency agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents fees amounted to $97,993 for the year ended December 31, 1999.

3. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.15% of the Fund's average daily net assets. The Distribution fees amounted to $58,796, all of which was voluntarily waived for the year ended December 31, 1999. The Distributor may also receive an additional fee from the Fund not to exceed 0.05% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payment of such additional fees has been made during the period. The Distributor voluntarily agreed to waive this fee through December 31, 1999.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the year ended December 31, 1999 aggregated $4,003,994 and $20,701,114, respectively.

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                         YEAR ENDED DECEMBER 31,
                                                     ---------------------------
                                                          1999          1998
================================================================================
Shares sold                                               491,458     3,752,548
Shares issued to shareholders from
  reinvestment of dividends                               198,280       148,353
Shares repurchased                                     (2,338,642)   (1,068,844)
--------------------------------------------------------------------------------
Net increase (decrease)                                (1,648,904)    2,832,057
================================================================================

6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the expenses of the Fund for the year ended December 31, 1999, which amounted to $46,067, to maintain a voluntary expense limitation of 0.80% of average daily net assets. This voluntary expense limitation may be discontinued at any time.

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF CITIFUNDS FIXED INCOME TRUST (THE "TRUST") AND THE SHAREHOLDERS OF CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO

   In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds Short-Term U.S. Government Income Portfolio (the "Fund"), a series of CitiFunds Fixed Income Trust, at December 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2000

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